Cash and cash equivalents: (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [text block]

	December 31,

	2016		2017

Cash and cash held at banks	Ps	3,142,810	Ps	4,417,791
Short term investments		354,825		240,701
Fiduciary rights (*)				18,962

Total cash and cash equivalents	Ps	3,497,635	Ps	4,677,454

(*)       Corresponds to the Airplan Fiduciary's agreement 2875, signed with Fiduciaria Bancolombia to administer the resources of the concession contract. See Notes 8.2 and 18.5.